UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22777

 NAME OF REGISTRANT:                     Eaton Vance Municipal Income
                                         2028 Term Trust (formerly
                                         Eaton Vance Municipal Income
                                         Term Trust)



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                01/31

 DATE OF REPORTING PERIOD:               07/01/2014 - 06/30/2015


Eaton Vance Municipal Income 2028 Term Trust
--------------------------------------------------------------------------------------------------------------------------
 EV MUNICIPAL INCOME TERM TRUST                                                              Agenda Number:  934079383
--------------------------------------------------------------------------------------------------------------------------
        Security:  27829U105
    Meeting Type:  Annual
    Meeting Date:  20-Nov-2014
          Ticker:  ETX
            ISIN:  US27829U1051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       GEORGE J. GORMAN                                          Mgmt          For                            For
       WILLIAM H. PARK                                           Mgmt          For                            For
       RONALD A. PEARLMAN                                        Mgmt          For                            For
       HARRIETT TEE TAGGART                                      Mgmt          For                            For



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Municipal Income 2028 Term Trust
	             (formerly Eaton Vance Municipal Income Term Trust)
By (Signature)       /s/ Payson F. Swaffield
Name                 Payson F. Swaffield
Title                President
Date                 08/07/2015